                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [ ]; Amendment Number:_________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      St. Denis J. Villere & Co., LLC
Address:   601 Poydras Street, Suite 1808
           New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George V. Young
Title:  LLC Member
Phone:  (504) 525-0808

Signature, Place, and Date of Signing:

/s/ George V. Young             New Orleans, LA               8/2/2011
-------------------             ---------------            -------------
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      13F File Number     Name

      28-___________      ___________________________
      [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1
                                                -----------
Form 13F Information Table Entry Total:                  62
                                                -----------
Form 13F Information Table Value Total:         $ 1,000,411
                                                -----------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       13F File Number      Name

____      28-___________       ____________________
[Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                                   13F Report
                                 June 30, 2011


COLUMN 1                   COLUMN 2     COLUMN 3          COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                  VOTING AUTHORITY
                             TITLE                    VALUE     SHRS OR     SH/    PUT/   INVESTMENT   OTHER
NAME OF ISSUER             OF CLASS       CUSIP     (X 1,000)   PRN AMT     PRN    CALL   DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  ----------   -----------  ---------  ---------  -----  -------  ----------  --------  ----- --------- ----
3-D SYS CORP DEL          COM NEW      88554D 20 5    78,416   3,978,480  Sh              OTHER                       3,978,480
LUMINEX CORP DEL          COM          55027E 10 2    72,829   3,484,657  Sh              OTHER                       3,484,657
POOL CORPORATION          COM          73278L 10 5    57,991   1,945,361  Sh              OTHER                       1,945,361
VISA INC                  COM CL A     92826C 83 9    53,917     639,890  Sh              OTHER                         639,890
BE AEROSPACE INC          COM          073302 10 1    51,696   1,266,750  Sh              OTHER                       1,266,750
SANDRIDGE ENERGY INC      COM          80007P 30 7    49,338   4,628,300  Sh              OTHER                       4,628,300
NORTHERN OIL & GAS INC
NEV                       COM          665531 10 9    46,873   2,116,150  Sh              OTHER                       2,116,150
EPIQ SYS INC              COM          26882D 10 9    46,495   3,269,694  Sh              OTHER                       3,269,694
O REILLY AUTOMOTIVE INC
NEW                       COM          67103H 10 7    45,883     700,396  Sh              OTHER                         700,396
ABBOTT LABS               COM          002824 10 0    42,020     798,553  Sh              OTHER                         798,553
FEDEX CORP                COM          31428X 10 6    39,450     415,915  Sh              OTHER                         415,915
CARTER INC                COM          146229 10 9    36,180   1,176,200  Sh              OTHER                       1,176,200
JOS A BANK CLOTHIERS INC  COM          480838 10 1    35,845     716,750  Sh              OTHER                         716,750
IBERIABANK CORP           COM          450828 10 8    35,114     609,200  Sh              OTHER                         609,200
NIC INC                   COM          62914B 10 0    35,005   2,600,650  Sh              OTHER                       2,600,650
EURONET WORLDWIDE INC     COM          298736 10 9    31,724   2,058,682  Sh              OTHER                       2,058,682
VARIAN MED SYS INC        COM          92220P 10 5    30,613     437,200  Sh              OTHER                         437,200
CULLEN FROST BANKERS INC  COM          229899 10 9    27,481     483,400  Sh              OTHER                         483,400
CONSTANT CONTACT INC      COM          210313 10 2    24,581     968,500  Sh              OTHER                         968,500
ION GEOPHYSICAL CORP      COM          462044 10 8    22,334   2,360,850  Sh              OTHER                       2,360,850
SUPERIOR ENERGY SVCS INC  COM          868157 10 8    19,666     529,500  Sh              OTHER                         529,500
SCHLUMBERGER LTD          COM          806857 10 8    19,634     227,240  Sh              OTHER                         227,240
BANK OF AMERICA           7.25% CNV
CORPORATION               PDF L        060505 68 2    11,627      11,595  Sh              OTHER                          11,595
SMUCKER J M CO            COM NEW      832696 40 5    10,017     131,050  Sh              OTHER                         131,050
MCDONALDS CORP            COM          580135 10 1     9,801     116,235  Sh              OTHER                         116,235
SOUTHWESTERN ENERGY CO    COM          845467 10 9     7,077     165,050  Sh              OTHER                         165,050
FLOWERS FOODS INC         COM          343498 10 1     5,352     242,850  Sh              OTHER                         242,850
JPMORGAN CHASE & CO       COM          46625H 10 0     5,108     124,763  Sh              OTHER                         124,763
JOHNSON & JOHNSON         COM          478160 10 4     4,758      71,530  Sh              OTHER                          71,530
GOLDMAN SACHS GROUP INC   COM          38141G 10 4     4,246      31,900  Sh              OTHER                          31,900
EXXON MOBIL CORP          COM          30231G 10 2     4,168      51,222  Sh              OTHER                          51,222
VERIZON COMMUNICATIONS
INC                       COM          92343V 10 4     3,895     104,612  Sh              OTHER                         104,612
TRIANGLE PETE CORP        COM NEW      89600B 20 1     3,884     601,300  Sh              OTHER                         601,300
COCA COLA CO              COM          191216 10 0     3,486      51,813  Sh              OTHER                          51,813

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                         St. Denis J. Villere Co., LLC
                                   13F Report
                                 June 30, 2011

COLUMN 1                   COLUMN 2     COLUMN 3          COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                  VOTING AUTHORITY
                             TITLE                    VALUE     SHRS OR     SH/    PUT/   INVESTMENT   OTHER
NAME OF ISSUER             OF CLASS       CUSIP    (X 1,000)    PRN AMT     PRN    CALL   DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  ----------   ----------- ----------  ---------  -----  -------  ----------  --------  ----- --------- ----
PROCTER & GAMBLE CO       COM          742718 10 9     3,342      52,575  Sh              OTHER                          52,575
WESTAR ENERGY INC         COM          95709T 10 0     3,333     123,850  Sh              OTHER                         123,850
CHEVRON CORP NEW          COM          166764 10 0     2,181      21,203  Sh              OTHER                          21,203
MICROSOFT CORP            COM          594918 10 4     1,776      68,320  Sh              OTHER                          68,320
AT&T INC                  COM          00206R 10 2     1,700      54,136  Sh              OTHER                          54,136
BANK OF AMERICA
CORPORATION               COM          060505 10 4     1,114     101,600  Sh              OTHER                         101,600
PIONEER NAT RES CO        COM          723787 10 7     1,066      11,900  Sh              OTHER                          11,900
COLGATE PALMOLIVE CO      COM          194162 10 3       895      10,244  Sh              OTHER                          10,244
GENERAL MLS INC           COM          370334 10 4       826      22,200  Sh              OTHER                          22,200
ROYAL DUTCH SHELL PLC     SPONS ADR A  780259 20 6       772      10,852  Sh              OTHER                          10,852
CLECO CORP NEW            COM          12561W 10 5       767      22,000  Sh              OTHER                          22,000
CATERPILLAR INC DEL       COM          149123 10 1       591       5,550  Sh              OTHER                           5,550
HEWLETT PACKARD CO        COM          428236 10 3       549      15,090  Sh              OTHER                          15,090
INTERNATIONAL BUSINESS
MACHS                     COM          459200 10 1       524       3,055  Sh              OTHER                           3,055
RAYTHEON CO               COM NEW      755111 50 7       499      10,000  Sh              OTHER                          10,000
SOUTHERN CO               COM          842587 10 7       444      11,000  Sh              OTHER                          11,000
AFLAC INC                 COM          001055 10 2       422       9,050  Sh              OTHER                           9,050
3M CO                     COM          88579Y 10 1       379       4,000  Sh              OTHER                           4,000
ALLSTATE CORP             COM          020002 10 1       366      12,000  Sh              OTHER                          12,000
NORFOLK SOUTHERN CORP     COM          655844 10 8       359       4,794  Sh              OTHER                           4,794
BRISTOL MYERS SQUIBB CO   COM          110122 10 8       310      10,700  Sh              OTHER                          10,700
TRAVELERS COMPANIES INC   COM          89417E 10 9       309       5,300  Sh              OTHER                           5,300
AMERICAN EXPRESS CO       COM          025816 10 9       295       5,700  Sh              OTHER                           5,700
GOLD RESOURCE CORP        COM          38068T 10 5       249      10,000  Sh              OTHER                          10,000
DU PONT E I DE NEMOURS
& CO                      COM          263534 10 9       221       4,080  Sh              OTHER                           4,080
GENERAL ELECTRIC CO       COM          369604 10 3       208      11,048  Sh              OTHER                          11,048
HOME DEPOT INC            COM          437076 10 2       208       5,750  Sh              OTHER                           5,750
MURPHY OIL CORP           COM          626717 10 2       202       3,084  Sh              OTHER                           3,084

                                                   1,000,411